ACCOUNTING POLICIES - Revenue Recognition (Details)	12 Months Ended
Dec. 31, 2020 product
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Number of products	5
Credit term upon delivery	30 days